Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2023
Revenue Recognition [Abstract]
Schedule of Deferred Revenues from Contracts with Customers	The following table provides information about trade receivables, unbilled receivables, contract assets, and contract liabilities (deferred revenues) from contracts with customers (in thousands):
	December 31,
	2022	2023
Trade receivables (net of allowance for credit losses of $5,416 and $7,066 at December 31, 2022 and 2023, respectively)	$118,126	$108,385
Unbilled receivables	26,114	15,953
Contract assets	4,240	6,760
Long-term unbilled receivables *)	2,548	2,240
Long-term trade receivables *)	735	1,029
Deferred revenues (short-term contract liabilities)	$9,808	$13,537
*)	Included in Other long-term receivables in the consolidated statements of financial position.

Schedule of Past due but not Impaired Trade Receivables	An analysis of past due but not impaired trade receivables with reference to reporting date:
	Past due trade receivables with aging of
	Neither past due nor impaired	Up to 30 days	31-60 days	61-90 days	91-120 days	Over 121 days	Total	Unpaid deferred revenues	Allowance for credit losses	Total trade receivables, net
December 31, 2022	$67,793	$24,150	$16,869	$12,863	$4,125	$13,311	$139,111	$(15,569)	$(5,416)	$118,126
December 31, 2023	$71,545	$30,191	$7,065	$3,407	$1,801	$15,818	$129,826	$(14,375)	$(7,066)	$108,385

Schedule of Revenue by timing of Revenue Recognition	Revenue by timing of revenue recognition was as follows:
	Year ended December 31,
	2021	2022	2023

Products and services transferred over time	$449,391	$533,862	$502,358
Products transferred at a point in time	30,934	32,930	32,694
	480,325	566,792	535,052